CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the form of prospectus and statement of additional information with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 105 (“Amendment No. 105”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 105 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-23-000912) on June 30, 2023.

Calvert Bond Fund

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: July 5, 2023